Offerings	Jun. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share issuable pursuant to Upland Software, Inc. 2024 Omnibus Incentive Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.89
Maximum Aggregate Offering Price	$ 1,780,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 245.82
Offering Note	Represents additional shares of common stock, $0.0001 par value per share ("Common Stock") of Upland Software, Inc. (the "Registrant") reserved for issuance under the Registrant's 2024 Omnibus Incentive Plan (as amended, the "Amended Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock that become issuable under the Amended Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The price set forth under the column titled "Maximum Aggregate Offering Price" represents the average of the high and low prices per share of Common Stock as reported on Nasdaq on May 29, 2026. The registration fee has been computed in accordance with Rule 457 (c) and (h) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share issuable pursuant to Inducement Restricted Stock Unit Agreement
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	0.89
Maximum Aggregate Offering Price	$ 445,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 61.45
Offering Note	Represents the number of shares of common stock which may be issued upon the settlement of restricted stock units granted to Sean Nathaniel pursuant to the Inducement Restricted Stock Unit Agreement (the "RSU Inducement Award") as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635 (c)(4). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of Common Stock that become issuable under the RSU Inducement Award by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The price set forth under the column titled "Maximum Aggregate Offering Price" represents the average of the high and low prices per share of Common Stock as reported on Nasdaq on May 29, 2026. The registration fee has been computed in accordance with Rule 457 (c) and (h) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share issuable pursuant to Inducement Performance-Based Restricted Stock Unit Agreement
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	0.89
Maximum Aggregate Offering Price	$ 445,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 61.45
Offering Note	Represents the number of shares of common stock which may be issued upon the settlement of restricted stock units granted to Sean Nathaniel pursuant to the Inducement Performance-based Restricted Stock Unit Agreement (the "PRSU Inducement Award") as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635 (c)(4). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of Common Stock that become issuable under the PRSU Inducement Award by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The price set forth under the column titled "Maximum Aggregate Offering Price" represents the average of the high and low prices per share of Common Stock as reported on Nasdaq on May 29, 2026. The registration fee has been computed in accordance with Rule 457 (c) and (h) under the Securities Act.